Financial instruments (Details 3) (CHF) In Millions	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010
Liabilities (CHF million)
Due to banks	3,477	4,443	3,444	3,869
Customer deposits	3,675	3,607	3,537	3,656
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	109,282	111,385	123,697	130,279
Obligation to return securities received as collateral	32,057	37,033	42,147	42,888
Trading liabilities	120,452	134,846	133,997	164,437
Short-term borrowings	4,046	4,838	3,308	3,304
Long-term debt	76,844	83,811	83,692	92,132
Other liabilities	29,677	31,995	29,185	30,018
Level 1 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	28,255		36,319
Trading liabilities	69,246		71,032
Short-term borrowings	0		0
Long-term debt	427		402
Other liabilities	0		0
Total liabilities	97,928		107,753
Level 1 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	311		431
Trading liabilities	38,600		44,635
Level 1 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	38,066		44,466
Level 1 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		6
Level 1 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	27,944		35,888
Trading liabilities	22,197		19,580
Level 1 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	8,449		6,817
Level 1 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	1,224		2,980
Level 1 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	1		16
Level 1 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	5,611		2,971
Level 1 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	0		0
Level 1 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 1 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	427		402
Level 1 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Level 2 | Recurring basis
Liabilities (CHF million)
Due to banks	3,477		3,444
Customer deposits	3,675		3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	109,282		123,190
Obligation to return securities received as collateral	3,802		5,828
Trading liabilities	587,370		685,197
Short-term borrowings	3,823		3,185
Long-term debt	63,785		66,493
Other liabilities	26,313		26,047
Total liabilities	801,527		916,921
Level 2 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,717		5,812
Trading liabilities	12,505		11,356
Level 2 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1,102		1,130
Level 2 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,628		5,552
Trading liabilities	10,421		9,432
Level 2 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	85		16
Trading liabilities	748		404
Level 2 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	574,117		673,437
Level 2 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	399,882		470,284
Level 2 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	89,321		95,916
Level 2 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	30,255		35,897
Level 2 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	40,600		45,343
Level 2 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	16,860		19,500
Level 2 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	20,496		20,162
Level 2 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	13,023		12,200
Level 2 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	3,723		3,885
Level 3 | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		507
Obligation to return securities received as collateral	0		0
Trading liabilities	8,492		9,200
Short-term borrowings	223		123
Long-term debt	12,632		16,797
Other liabilities	3,705		3,734
Total liabilities	25,052		30,361
Level 3 | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	16		65
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	1		0
Level 3 | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	15		65
Level 3 | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	8		28
Level 3 | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	8,468		9,107
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities (CHF million)
Trading liabilities	991		1,341
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities (CHF million)
Trading liabilities	2,965		2,941
Level 3 | Recurring basis | Derivative instruments | Equity/index-related derivatives
Liabilities (CHF million)
Trading liabilities	2,756		2,940
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities (CHF million)
Trading liabilities	1,250		1,256
Level 3 | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	7,994		9,488
Level 3 | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	4,204		6,825
Level 3 | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	2,085		1,849
Netting impact | Recurring basis
Liabilities (CHF million)
Due to banks	0		0
Customer deposits	0		0
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0		0
Obligation to return securities received as collateral	0		0
Trading liabilities	(544,656)		(631,432)
Short-term borrowings	0		0
Long-term debt	0		0
Other liabilities	(341)		(596)
Total liabilities	(544,997)		(632,028)
Netting impact | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	0		0
Netting impact | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	0		0
Trading liabilities	0		0
Netting impact | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	(544,656)		(631,432)
Netting impact | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	0		0
Netting impact | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	0		0
Total - at fair value | Recurring basis
Liabilities (CHF million)
Due to banks	3,477		3,444
Customer deposits	3,675		3,537
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	109,282		123,697
Obligation to return securities received as collateral	32,057		42,147
Trading liabilities	120,452		133,997
Short-term borrowings	4,046		3,308
Long-term debt	76,844		83,692
Other liabilities	29,677		29,185
Total liabilities	379,510		423,007
Total - at fair value | Recurring basis | Debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	4,028		6,243
Trading liabilities	51,121		56,056
Total - at fair value | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities (CHF million)
Trading liabilities	39,169		45,596
Total - at fair value | Recurring basis | Debt securities | Corporate debt securities
Liabilities (CHF million)
Obligation to return securities received as collateral	3,628		5,552
Trading liabilities	10,436		9,503
Total - at fair value | Recurring basis | Equity securities
Liabilities (CHF million)
Obligation to return securities received as collateral	28,029		35,904
Trading liabilities	22,953		20,012
Total - at fair value | Recurring basis | Derivative instruments
Liabilities (CHF million)
Trading liabilities	46,378		57,929
Total - at fair value | Recurring basis | Long-term debt - of which treasury debt over two years
Liabilities (CHF million)
Long-term debt	16,860		19,500
Total - at fair value | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities (CHF million)
Long-term debt	28,490		29,650
Total - at fair value | Recurring basis | Long-term debt - of which nonrecourse liabilities
Liabilities (CHF million)
Long-term debt	17,654		19,427
Total - at fair value | Recurring basis | Other liabilities - of which failed sales
Liabilities (CHF million)
Other liabilities	5,808		5,734